Organization and Basis of Presentation - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 27, 2024	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022	Feb. 22, 2025	Feb. 21, 2025
Noncontrolling Interest [Line Items]
Goodwill impairment	$ (0)	$ (0)	$ 0	$ 0		$ 0
Subsequent Event
Noncontrolling Interest [Line Items]
Percent distribution of shares								80.10%
Western Digital Corporation | Subsequent Event
Noncontrolling Interest [Line Items]
Percent distribution of shares								80.10%
Western Digital Corporation | Sandisk Corporation | Subsequent Event
Noncontrolling Interest [Line Items]
Ownership percentage							19.90%	19.90%
The Flash Business of Western Digital Corporation [Member]
Noncontrolling Interest [Line Items]
Advertising costs				31	$ 35	47
Notional amount				2,900	4,200
Goodwill impairment				$ 0	$ 671	$ 0
Likelihood of unfavorable settlement				If a position meets the more-likely-than-not level of certainty, it is recognized in the financial statements at the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement.
Maximum percentage of deductions for ESPP				10.00%
Lease payments				$ 0
The Flash Business of Western Digital Corporation [Member] | Sandisk Corporation
Noncontrolling Interest [Line Items]
Ownership percentage				20.00%